Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	€ 720,132,000	€ 363,641,000	€ 266,718,000
Denmark [member]
Revenue
Revenue	€ 12,900,000	€ 95,400,000	€ 0